                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21978

                        Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Flexible Opportunities Fund

 Schedule of Investments 7/31/16 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCK - 0.0%+

 Real Estate - 0.0%+

 Retail REIT - 0.0%+

 204

 Wheeler Real Estate Investment Trust, Inc., 9.0%

 $

 199,920

 TOTAL PREFERRED STOCK

 (Cost $195,245)

 $

 199,920

 Shares

 COMMON STOCKS - 60.9%

 Energy - 0.9%

 Oil & Gas Equipment & Services - 0.6%

 17,953

 Core Laboratories NV

 $

 2,097,090

 50,665

 Halliburton Co.

 2,212,034

 $

 4,309,124

 Oil & Gas Exploration & Production - 0.3%

 25,633

 EOG Resources, Inc.

 $

 2,094,216

 Total Energy

 $

 6,403,340

 Materials - 0.4%

 Specialty Chemicals - 0.2%

 56,576

 Evonik Industries AG *

 $

 1,763,465

 Paper Packaging - 0.2%

 31,435

 Sealed Air Corp.

 $

 1,483,103

 Total Materials

 $

 3,246,568

 Capital Goods - 11.9%

 Aerospace & Defense - 4.8%

 22,358

 L-3 Communications Holdings, Inc.

 $

 3,390,144

 179,867

 Magellan Aerospace Corp.

 2,411,648

 23,082

 MTU Aero Engines AG

 2,358,639

 32,471

 Northrop Grumman Corp.

 7,034,193

 54,566

 Raytheon Co.

 7,613,594

 67,024

 Safran SA

 4,555,916

 89,589

 Thales SA

 8,162,079

 $

 35,526,213

 Building Products - 0.5%

 50,256

 Masco Corp.

 $

 1,833,339

 56,277

 Tarkett SA

 1,812,658

 $

 3,645,997

 Construction & Engineering - 3.5%

 162,721

 Granite Construction, Inc.

 $

 8,100,251

 937,000

 Kajima Corp.

 6,998,912

 518,000

 Taisei Corp.

 4,696,858

 84,580

 Vinci SA

 6,419,708

 $

 26,215,729

 Heavy Electrical Equipment - 0.5%

 1,707,000

 China High Speed Transmission Equipment Group Co., Ltd.

 $

 1,320,075

 116,395

 Gamesa Corp Tecnologica SA *

 2,465,305

 $

 3,785,380

 Industrial Conglomerates - 0.3%

 130,800

 SM Investments Corp.

 $

 1,916,657

 Agricultural & Farm Machinery - 0.5%

 40,444

 The Toro Co.

 $

 3,718,826

 Industrial Machinery - 1.5%

 1,376

 Georg Fischer AG

 $

 1,123,106

 42,200

 Hoshizaki Electric Co., Ltd.

 3,867,765

 8,893

 IDEX Corp.

 798,502

 31,907

 Stanley Black & Decker, Inc.

 3,883,082

 253,274

 WEG SA

 1,192,365

 $

 10,864,820

 Trading Companies & Distributors - 0.3%

 74,091

 Ashtead Group Plc

 $

 1,173,278

 15,765

 United Rentals, Inc. *

 1,255,998

 $

 2,429,276

 Total Capital Goods

 $

 88,102,898

 Commercial Services & Supplies - 0.6%

 Diversified Support Services - 0.3%

 99,400

 Elior Participations SCA

 $

 2,169,798

 Research & Consulting Services - 0.3%

 22,296

 Teleperformance

 $

 2,073,671

 Total Commercial Services & Supplies

 $

 4,243,469

 Transportation - 0.3%

 Trucking - 0.3%

 22,270

 Herc Holdings, Inc.

 $

 787,244

 17,855

 JB Hunt Transport Services, Inc.

 1,484,286

 $

 2,271,530

 Total Transportation

 $

 2,271,530

 Automobiles & Components - 2.5%

 Auto Parts & Equipment - 2.0%

 67,897

 Brembo S.p.A.

 $

 3,966,237

 20,165

 Faurecia

 795,594

 129,056

 Johnson Controls, Inc.

 5,926,252

 94,000

 Tung Thih Electronic Co, Ltd.

 1,276,379

 3,322,000

 Xinyi Glass Holdings, Ltd.

 2,534,750

 $

 14,499,212

 Automobile Manufacturers - 0.5%

 6,584,200

 Astra International Tbk PT

 $

 3,883,112

 Total Automobiles & Components

 $

 18,382,324

 Consumer Durables & Apparel - 1.5%

 Home Furnishings - 0.6%

 2,944,400

 Man Wah Holdings, Ltd.

 $

 2,147,964

 8,939

 Mohawk Industries, Inc. *

 1,867,715

 $

 4,015,679

 Apparel, Accessories & Luxury Goods - 0.9%

 5,943

 Kering

 $

 1,128,862

 316,383

 Moncler S.p.A. *

 5,546,270

 $

 6,675,132

 Total Consumer Durables & Apparel

 $

 10,690,811

 Consumer Services - 0.2%

 Hotels, Resorts & Cruise Lines - 0.2%

 453,648

 Aitken Spence Hotel Holdings Plc

 $

 158,520

 259,638

 NH Hotel Group SA *

 1,181,420

 $

 1,339,940

 Total Consumer Services

 $

 1,339,940

 Media - 1.5%

 Advertising - 0.3%

 49,127

 Stroeer SE & Co KGaA *

 $

 2,334,819

 Cable & Satellite - 0.3%

 35,616

 Comcast Corp.

 $

 2,395,176

 Movies & Entertainment - 0.2%

 22,237

 Loen Entertainment, Inc.

 $

 1,616,553

 Publishing - 0.7%

 128,053

 Lagardere SCA

 $

 3,270,564

 258,932

 Promotora de Informaciones SA

 1,534,276

 $

 4,804,840

 Total Media

 $

 11,151,388

 Retailing - 2.5%

 Internet Retail - 1.0%

 9,879

 Amazon.com, Inc. *

 $

 7,496,284

 Department Stores - 0.1%

 91,753

 Lojas Renner SA

 $

 771,126

 General Merchandise Stores - 0.1%

 3,300

 Ryohin Keikaku Co., Ltd.

 $

 741,744

 Apparel Retail - 1.0%

 92,547

 The TJX Companies, Inc.

 $

 7,562,941

 Homefurnishing Retail - 0.3%

 86,602

 Maisons du Monde SA

 $

 1,849,282

 Total Retailing

 $

 18,421,377

 Food & Staples Retailing - 1.3%

 Drug Retail - 1.0%

 30,418

 CVS Health Corp.

 $

 2,820,357

 51,600

 Sundrug Co., Ltd.

 4,516,865

 $

 7,337,222

 Food Distributors - 0.3%

 109,005

 MARR S.p.A.

 $

 2,292,329

 Total Food & Staples Retailing

 $

 9,629,551

 Food, Beverage & Tobacco - 1.3%

 Tobacco - 1.3%

 55,555

 Altria Group, Inc.

 $

 3,761,074

 123,410

 Reynolds American, Inc.

 6,177,905

 $

 9,938,979

 Total Food, Beverage & Tobacco

 $

 9,938,979

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 93,741

 Hypermarcas SA

 $

 793,325

 Total Household & Personal Products

 $

 793,325

 Health Care Equipment & Services - 8.2%

 Health Care Equipment - 5.5%

 173,774

 Boston Scientific Corp. *

 $

 4,219,233

 31,991

 CR Bard, Inc.

 7,157,346

 74,164

 Edwards Lifesciences Corp. *

 8,493,261

 113,246

 Hill-Rom Holdings, Inc.

 6,050,734

 78,767

 Hologic, Inc. *

 3,031,742

 3,362

 Intuitive Surgical, Inc. *

 2,339,145

 35,214

 Medtronic PLC

 3,085,803

 64,951

 NuVasive, Inc. *

 4,039,952

 17,979

 Stryker Corp.

 2,090,598

 $

 40,507,814

 Health Care Supplies - 0.6%

 22,010

 Align Technology, Inc. *

 $

 1,962,192

 95,000

 St Shine Optical Co, Ltd.

 2,302,216

 $

 4,264,408

 Health Care Services - 0.4%

 24,360

 Laboratory Corp of America Holdings *

 $

 3,399,682

 Health Care Facilities - 1.1%

 13,416

 Orpea

 $

 1,185,678

 97,104

 VCA, Inc. *

 6,927,399

 $

 8,113,077

 Managed Health Care - 0.6%

 26,635

 Aetna, Inc.

 $

 3,068,618

 10,437

 UnitedHealth Group, Inc.

 1,494,578

 $

 4,563,196

 Total Health Care Equipment & Services

 $

 60,848,177

 Pharmaceuticals, Biotechnology & Life Sciences - 7.1%

 Biotechnology - 2.2%

 2,022,500

 3SBio, Inc.

 $

 2,028,065

 23,496

 Actelion, Ltd.

 4,170,328

 16,896

 Celgene Corp. *

 1,895,562

 128,474

 Shire Plc

 8,285,863

 $

 16,379,818

 Pharmaceuticals - 2.8%

 33,164

 Allergan plc

 $

 8,388,834

 95,794

 Bristol-Myers Squibb Co.

 7,166,349

 41,755

 Johnson & Johnson

 5,228,979

 $

 20,784,162

 Life Sciences Tools & Services - 2.1%

 97,834

 Agilent Technologies, Inc.

 $

 4,706,794

 25,706

 Charles River Laboratories International, Inc. *

 2,260,329

 131,927

 INC Research Holdings, Inc.

 5,872,071

 7,351

 Thermo Fisher Scientific, Inc.

 1,167,633

 7,916

 Waters Corp. *

 1,258,090

 $

 15,264,917

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 52,428,897

 Banks - 4.0%

 Diversified Banks - 3.7%

 4,382,200

 Bank Rakyat Indonesia Persero Tbk PT

 $

 3,855,774

 1,805,580

 BDO Unibank, Inc.

 4,346,909

 47,270

 Grupo Financiero Galicia SA (A.D.R.)

 1,402,974

 254,529

 Hatton National Bank Plc

 369,717

 99,851

 HDFC Bank, Ltd.

 2,200,123

 845,900

 Kasikornbank PCL

 4,803,486

 1,514,300

 Krung Thai Bank PCL

 757,585

 2,628,590

 Metropolitan Bank & Trust Co.

 5,308,052

 859,100

 The Siam Commercial Bank PCL

 3,927,455

 $

 26,972,075

 Regional Banks - 0.3%

 34,997

 First Republic Bank

 $

 2,508,235

 Total Banks

 $

 29,480,310

 Diversified Financials - 0.7%

 Specialized Finance - 0.3%

 83,284

 Bolsas y Mercados Espanoles SHMSF SA

 $

 2,501,441

 Asset Management & Custody Banks - 0.4%

 357,000

 Ichigo, Inc.

 $

 1,581,767

 41,777

 The Blackstone Group LP

 1,121,295

 $

 2,703,062

 Total Diversified Financials

 $

 5,204,503

 Insurance - 2.8%

 Life & Health Insurance - 1.1%

 619,066

 Poste Italiane S.p.A.

 $

 4,308,421

 15,719

 Swiss Life Holding AG

 3,595,001

 $

 7,903,422

 Property & Casualty Insurance - 1.7%

 44,872

 Chubb, Ltd.

 $

 5,620,667

 106,156

 The Allstate Corp.

 7,253,639

 $

 12,874,306

 Total Insurance

 $

 20,777,728

 Real Estate - 7.2%

 Diversified REIT - 1.1%

 403,841

 Hibernia Real Estate Investment Trust plc

 $

 605,002

 5,004,500

 Mapletree Greater China Commercial Trust

 4,014,355

 329,071

 Merlin Properties Socimi SA

 3,767,310

 $

 8,386,667

 Industrial REIT - 0.3%

 1,319,100

 Ascendas Real Estate Investment Trust

 $

 2,411,517

 Hotel & Resort REIT - 0.2%

 1,713

 Japan Hotel Real Estate Investment Trust Investment Corp.

 $

 1,447,440

 Office REIT - 0.8%

 742,930

 Green Real Estate Investment Trust plc *

 $

 1,216,823

 5,638,900

 Keppel Real Estate Investment Trust

 4,481,161

 $

 5,697,984

 Diversified REIT - 0.2%

 1,224,900

 First Real Estate Investment Trust

 $

 1,188,203

 Residential REIT - 0.3%

 60,052

 Colony Starwood Homes

 $

 1,967,304

 Retail REIT - 0.4%

 787,000

 CapitaLand Retail China Trust

 $

 895,553

 9,137

 Simon Property Group, Inc.

 2,074,464

 74,022

 Wheeler Real Estate Investment Trust, Inc.

 127,318

 $

 3,097,335

 Diversified Real Estate Activities - 1.1%

 3,630,900

 Ayala Land, Inc.

 $

 3,050,203

 242,300

 City Developments, Ltd.

 1,538,614

 121,000

 Henderson Land Development Co, Ltd.

 720,512

 3,378,900

 Robinsons Land Corp.

 2,299,549

 51,000

 Sun Hung Kai Properties, Ltd.

 729,637

 $

 8,338,515

 Real Estate Operating Companies - 1.7%

 2,032,700

 Ascendas India Trust

 $

 1,539,522

 256,705

 BR Malls Participacoes SA

 1,112,754

 65,598

 Deutsche Wohnen AG

 2,455,008

 159,398

 Iguatemi Empresa de Shopping Centers SA

 1,500,829

 20,032

 LEG Immobilien AG

 2,010,917

 95,164

 The UNITE Group Plc

 798,222

 81,302

 Vonovia SE *

 3,222,250

 $

 12,639,502

 Real Estate Development - 1.1%

 434,000

 China Overseas Land & Investment, Ltd.

 $

 1,426,408

 888,000

 China Resources Land, Ltd.

 2,206,652

 1,713,000

 Longfor Properties Co., Ltd.

 2,340,330

 42,046

 Nexity SA

 2,235,203

 $

 8,208,593

 Total Real Estate

 $

 53,383,060

 Software & Services - 3.0%

 Internet Software & Services - 1.6%

 45,702

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 3,769,501

 5,527

 Alphabet, Inc. (Class A)

 4,373,736

 161,400

 Tencent Holdings, Ltd.

 3,879,683

 $

 12,022,920

 IT Consulting & Other Services - 0.4%

 58,839

 Leidos Holdings, Inc.

 $

 2,942,538

 Data Processing & Outsourced Services - 1.0%

 38,240

 MasterCard, Inc.

 $

 3,641,978

 49,140

 Visa, Inc.

 3,835,377

 $

 7,477,355

 Total Software & Services

 $

 22,442,813

 Technology Hardware & Equipment - 0.8%

 Communications Equipment - 0.5%

 44,785

 Harris Corp.

 $

 3,879,277

 Electronic Components - 0.3%

 16,000

 Largan Precision Co, Ltd.

 $

 1,719,943

 Total Technology Hardware & Equipment

 $

 5,599,220

 Semiconductors & Semiconductor Equipment - 1.4%

 Semiconductor Equipment - 1.0%

 42,745

 Lam Research Corp. *

 $

 3,837,219

 9,084,000

 Xinyi Solar Holdings, Ltd.

 3,477,342

 $

 7,314,561

 Semiconductors - 0.4%

 16,805

 Broadcom, Ltd.

 $

 2,722,074

 Total Semiconductors & Semiconductor Equipment

 $

 10,036,635

 Utilities - 0.7%

 Gas Utilities - 0.2%

 56,631

 Gas Natural SDG SA

 $

 1,171,616

 Water Utilities - 0.3%

 7,262,000

 CT Environmental Group, Ltd. *

 $

 2,208,931

 Renewable Electricity - 0.2%

 168,667

 Saeta Yield SA

 $

 1,729,938

 Total Utilities

 $

 5,110,485

 TOTAL COMMON STOCKS

 (Cost $403,594,389)

 $

 449,927,328

 Principal

 Amount ($)

 Floating

 Rate (b)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 2,384,000

 5.99

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Floating Rate Note, 4/17/45

 $

 1,762,825

 3,000,000

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 2,986,391

 $

 4,749,216

 Total Banks

 $

 4,749,216

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $5,336,995)

 $

 4,749,216

 CORPORATE BONDS - 9.0%

 Energy - 3.1%

 Integrated Oil & Gas - 1.8%

 5,682,000

 Lukoil International Finance BV, 6.125%, 11/9/20 (144A)

 $

 6,136,560

 4,500,000

 Lukoil International Finance BV, 7.25%, 11/5/19 (144A)

 4,990,500

 2,047,000

 YPF SA, 8.5%, 3/23/21 (144A)

 2,195,408

 $

 13,322,468

 Oil & Gas Exploration & Production - 1.3%

 6,687,000

 Gazprom OAO Via Gaz Capital SA, 3.85%, 2/6/20 (144A)

 $

 6,653,565

 2,538,000

 Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (144A)

 2,766,801

 $

 9,420,366

 Total Energy

 $

 22,742,834

 Materials - 2.7%

 Commodity Chemicals - 0.3%

 1,800,000

 Braskem Finance, Ltd., 6.45%, 2/3/24

 $

 1,876,500

 Construction Materials - 0.5%

 3,000,000

 Vulcan Materials Co., 7.5%, 6/15/21

 $

 3,630,000

 Paper Packaging - 0.4%

 3,000,000

 Sealed Air Corp., 5.125%, 12/1/24 (144A)

 $

 3,153,750

 Diversified Metals & Mining - 0.3%

 2,000,000

 GTL Trade Finance, Inc., 5.893%, 4/29/24 (144A)

 $

 1,877,500

 Gold - 1.2%

 5,500,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 $

 5,850,625

 3,000,000

 AngloGold Ashanti Holdings Plc, 8.5%, 7/30/20

 3,191,250

 $

 9,041,875

 Total Materials

 $

 19,579,625

 Capital Goods - 0.4%

 Building Products - 0.4%

 3,000,000

 USG Corp., 9.5%, 1/15/18

 $

 3,285,000

 Total Capital Goods

 $

 3,285,000

 Consumer Services - 0.8%

 Casinos & Gaming - 0.8%

 5,523,000

 MGM Resorts International, 6.625%, 12/15/21

 $

 6,113,298

 Total Consumer Services

 $

 6,113,298

 Food, Beverage & Tobacco - 0.4%

 Packaged Foods & Meats - 0.4%

 1,500,000

 Smithfield Foods, Inc., 5.875%, 8/1/21 (144A)

 $

 1,563,750

 1,500,000

 Smithfield Foods, Inc., 6.625%, 8/15/22

 1,586,565

 $

 3,150,315

 Total Food, Beverage & Tobacco

 $

 3,150,315

 Banks - 0.9%

 Diversified Banks - 0.9%

 2,000,000

 Banco do Brasil SA, 3.875%, 10/10/22

 $

 1,871,000

 2,200,000

 Sberbank of Russia Via SB Capital SA, 6.125%, 2/7/22 (144A)

 2,397,780

 2,200,000

 5.50

 Sberbank of Russia Via SB Capital SA, Floating Rate Note, 2/26/24 (144A)

 2,150,500

 $

 6,419,280

 Total Banks

 $

 6,419,280

 Diversified Financials - 0.4%

 Consumer Finance - 0.4%

 3,000,000

 First Cash Financial Services, Inc., 6.75%, 4/1/21

 $

 3,090,000

 Total Diversified Financials

 $

 3,090,000

 Real Estate - 0.1%

 Real Estate Development - 0.1%

 840,000

 Sunac China Holdings, Ltd., 9.375%, 4/5/18

 $

 881,160

 Total Real Estate

 $

 881,160

 Telecommunication Services - 0.2%

 Wireless Telecommunication Services - 0.2%

 1,500,000

 Sprint Communications, Inc., 6.0%, 12/1/16

 $

 1,513,125

 Total Telecommunication Services

 $

 1,513,125

 TOTAL CORPORATE BONDS

 (Cost $63,897,190)

 $

 66,774,637

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%

 12,455,000

 U.S. Treasury Bills, 8/18/16 (c)

 $

 12,453,941

 17,745,000

 U.S. Treasury Bills, 8/25/16 (c)

 17,742,924

 $

 30,196,865

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $30,195,517)

 $

 30,196,865

 FOREIGN GOVERNMENT BONDS - 10.8%

 EURO

 8,872,401

 Hellenic Republic Government Bond, 3.0%, 2/24/24 (Step)

 $

 7,343,985

 14,479,000

 Indonesia Government International Bond, 5.875%, 1/15/24 (144A)

 16,932,930

 3,796,000

 Indonesia Government International Bond, 6.75%, 1/15/44 (144A)

 5,137,742

 IDR

 60,548,000,000

 Indonesia Treasury Bond, 8.375%, 9/15/26

 5,107,878

 6,821,000

 Mexico Government International Bond, 3.6%, 1/30/25

 7,136,471

 6,678,000

 Mexico Government International Bond, 4.0%, 10/2/23

 7,185,528

 NZD

 11,677,000

 New Zealand Government Bond, 3.0%, 4/15/20

 8,774,747

 21,400,000

 Russian Foreign Bond - Eurobond, 3.5%, 1/16/19 (144A)

 21,842,852

 $

 79,462,133

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $75,344,766)

 $

 79,462,133

 SENIOR FLOATING RATE LOAN INTEREST - 0.0%+ **

 Technology Hardware & Equipment - 0.0%+

 Communications Equipment - 0.0%+

 91,030

 3.54

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 91,143

 TOTAL SENIOR FLOATING RATE LOAN INTEREST

 (Cost $91,030)

 $

 91,143

 Shares

 MUTUAL FUNDS - 7.4%

 62,300

 BlackRock MuniVest Fund, Inc.

 $

 687,169

 44,100

 BlackRock MuniYield Fund, Inc.

 707,364

 97,561

 Global X MSCI Argentina ETF

 2,203,903

 32,883

 Guggenheim S&P Global Water Index ETF

 998,657

 29,261

 iShares MSCI Frontier 100 ETF

 734,451

 80,224

 PowerShares Buyback Achievers Portfolio

 3,784,166

 62,296

 PowerShares International BuyBack Achievers Portfolio

 1,719,370

 440,649

 ProShares S&P 500 Dividend Aristocrats ETF

 24,522,114

 177,729

 SPDR S&P Euro Dividend Aristocrats UCITS ETF

 4,172,721

 19,163

 SPDR S&P Global Dividend Aristocrats UCITS ETF

 614,447

 210,227

 SPDR S&P UK Dividend Aristocrats UCITS ETF

 3,557,326

 118,579

 SPDR S&P US Dividend Aristocrats UCITS ETF

 5,466,492

 43,847

 SPDR S&P US Dividend Aristocrats UCITS ETF

 2,019,012

 209,556

 VanEck Vectors Vietnam ETF

 3,183,156

 $

 54,370,348

 TOTAL MUTUAL FUNDS

 (Cost $53,068,183)

 $

 54,370,348

 Principal Amount ($)

 TEMPORARY CASH INVESTMENT - 0.2%

 Commercial Paper - 0.2%

 1,780,000

 Barclays Plc Commercial Paper, 8/1/16 (c)

 $

 1,779,955

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $1,780,000)

 $

 1,779,955

 PUT OPTIONS PURCHASED - 0.0%+

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 10,000

 ISHARES IBOXX

 Barclays

                      76

 8/19/16

 $

 20,000

 10,000

 ISHARES IBOXX

 Barclays

                      82

 8/19/16

 120,000

 $

 140,000

 TOTAL PUT OPTIONS PURCHASED

 (Cost $2,200,000)

 $

 140,000

 CALL OPTION PURCHASED - 0.6%

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 600

 CBOE S&P 500

 Barclays

                 2,150

 11/30/16

 $

 4,611,000

 $

 4,611,000

 TOTAL CALL OPTION PURCHASED

 (Cost $4,300,800)

 $

 4,611,000

 TOTAL INVESTMENT IN SECURITIES - 93.7%

 (Cost $640,004,115) (a)

 $

 692,302,545

 PUT OPTION WRITTEN - (0.0)%+

 Number of Contracts

 Description

 Counterparty

 Strike Price

 Expiration Date

 (20,000)

 ISHARES IBOXX

 Barclays

                      79

 8/19/16

 $

 (70,000)

 $

 (70,000)

 TOTAL PUT OPTION WRITTEN

 (Cost $(1,439,968))

 $

 (70,000)

 OTHER ASSETS & LIABILITIES - 6.5%

 $

 46,730,446

 TOTAL NET ASSETS - 100.0%

 $

 738,962,991

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At July 29, 2016, the value of these securities amounted to $77,799,636 or 10.5% of total net assets.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $640,004,115 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

          61,915,348

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (9,616,918)

 Net unrealized appreciation

 $

          52,298,430

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EURO

 Euro

 IDR

 Indonesian Rupiah

 NZD

 New Zealand Dollar

 TOTAL RETURN SWAP AGREEMENTS

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

              155,416

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 3M Libor

 6/12/17

            289,074

              155,416

 Citibank NA

 Pay

 HACK Purefunds ISE Cyber

 3M Libor + 20 bps

 6/12/17

            212,702

                58,677

 Goldman Sach International

 Pay

 IBOXX Household Goods Total Return Index

 3M Libor + 39 bps

 4/28/17

            230,630

 IDR

           7,003,517

 Citibank NA

 Pay

 MSCI Indonesia Index

 3M Libor

 2/15/17

            285,739

 JPY

           3,950,000

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor

 6/1/17

            (32,436)

 JPY

          11,074,590

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor + 40 bps

 6/7/17

            841,773

 EUR

                 1,172

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M Libor + 25 bps

 6/13/17

            (92,127)

 EUR

                 1,253

 Societe Generale SA

 Pay

 Solactive European Buyback Index

 3M EURIBOR + 25 bps

 10/17/16

            157,652

 JPY

              184,624

 Societe Generale SA

 Pay

 Solactive Japanese Buyback Index

 3M Libor + 45 bps

 6/14/17

              (5,683)

 JPY

              895,920

 Societe Generale SA

 Pay

 Solactive Japanese Buyback Index

 3M Libor + 45 bps

 7/3/17

         1,498,601

 JPY

              160,444

 Societe Generale SA

 Pay

 Solactive Japanese Buyback Index

 3M Libor + 50 bps

 4/4/17

              (2,186)

  $   3,383,740

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 JPY

 Japanese Yen

 IDR

 Indonesian Rupiah

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

  $                              -

  $          199,920

  $                -

  $                  199,920

 Common Stocks*

                    449,927,328

                        -

                      -

                449,927,328

 Collateralized Mortgage Obligations

                                    -

           4,749,216

                      -

                   4,749,216

 Corporate Bonds

                                    -

          66,774,637

                      -

                 66,774,637

 U.S. Government and Agency Obligations

                                    -

          30,196,865

                      -

                 30,196,865

 Foreign Government Bonds

                                    -

          79,462,133

                      -

                 79,462,133

 Senior Floating Rate Loan Interest

                                    -

                91,143

                      -

                       91,143

 Mutual Funds

                     54,370,348

                        -

                      -

                 54,370,348

 Put Options Purchased

                          140,000

                        -

                      -

                      140,000

 Call Option Purchased

                       4,611,000

                        -

                      -

                   4,611,000

 Commercial Paper

                                    -

           1,779,955

                      -

                   1,779,955

 Total

  $             509,048,676

  $ 183,253,869

  $                  -

  $         692,302,545

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Net unrealized depreciation on futures contracts

  $                  (2,728,362)

  $                    -

  $                  -

  $              (2,728,362)

 Put option written

                          (70,000)

                      -

                    -

                      (70,000)

 Net unrealized appreciation on total return swap contracts

                                    -

           3,383,740

                      -

                   3,383,740

 Total Other Financial Instruments

  $               (2,798,362)

  $     3,383,740

  $                  -

  $                585,378

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Common

 Stocks

 Balance as of 10/31/15

  $                   3,981,510

 Realized gain (loss)

                          150,246

 Change in unrealized appreciation (depreciation)1

                            (3,736)

 Purchases

                                  -

 Sales

                      (4,128,020)

 Transfers in to Level 3*

                                  -

 Transfers out of Level 3*

                                  -

 Transfers in and out of Level 3 activity

                                  -

 Balance as of 7/31/16

  $                              -

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/16

  $                  -

 Pioneer Floating Rate Fund

 Schedule of Investments 7/31/2016 (Unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 SENIOR FLOATING RATE LOAN INTERESTS - 85.6% **

 Energy - 1.6%

 Oil & Gas Drilling - 0.5%

 1,276,888

 6.00

 Drillships Financing Holding, Inc., Tranche B-1 Term Loan, 3/31/21

 $

 469,256

 2,250,000

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 1,999,688

 1,975,000

 5.25

 Paragon Offshore Finance, Term Loan, 7/16/21

 525,020

 $

 2,993,964

 Oil & Gas Equipment & Services - 0.1%

 1,657,500

 5.75

 FR Dixie Acquisition Corp., Term Loan, 1/23/21

 $

 679,575

 Integrated Oil & Gas - 0.2%

 1,570,401

 5.25

 ExGen Renewables I LLC, Term Loan, 2/5/21

 $

 1,578,744

 Oil & Gas Exploration & Production - 0.1%

 439,453

 3.50

 EP Energy LLC, Tranche B-3 Loan, 5/24/18

 $

 384,888

 Oil & Gas Refining & Marketing - 0.3%

 926,716

 3.25

 Pilot Travel Centers LLC, 2016 Refinancing Tranche B Term Loan, 5/18/23

 931,350

 874,515

 5.25

 Western Refining, Inc., Term Loan 2013, 11/12/20

 849,738

 $

 1,781,088

 Oil & Gas Storage & Transportation - 0.4%

 1,487,468

 5.25

 Chelsea Petroleum Products I LLC, Tranche B Term Loan, 7/22/22

 $

 1,481,890

 350,000

 3.60

 Energy Transfer Equity LP, Loan (2013), 12/2/19

 339,850

 464,706

 4.00

 Energy Transfer Equity LP, Loan (2015), 12/2/19

 455,702

 817,697

 4.75

 Penn Products Terminals LLC, Tranche B Term Loan, 4/1/22

 817,697

 $

 3,095,139

 Coal & Consumable Fuels - 0.0% †

 195,833

 18.15

 Bumi Resources Tbk PT, Term Loan, 8/15/13

 $

 44,552

 Total Energy

 $

 10,557,950

 Materials - 8.9%

 Commodity Chemicals - 0.3%

 2,387,659

 4.50

 Tronox Pigments Holland BV, New Term Loan, 3/19/20

 $

 2,345,875

 Diversified Chemicals - 0.8%

 1,742,372

 6.50

 Azelis Finance SA, Dollar Term Loan (First Lien), 12/1/22

 $

 1,757,618

 494,957

 3.75

 Chemours Company LLC, Term Loan (First Lien), 5/12/22

 482,273

 356,027

 4.75

 Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 7/25/21

 356,806

 926,000

 5.75

 Plaskolite, Inc., Term Loan (First Lien), 11/2/22

 927,736

 1,975,410

 3.75

 Tata Chemicals North America, Inc., Term Loan, 8/7/20

 1,972,940

 $

 5,497,373

 Fertilizers & Agricultural Chemicals - 0.1%

 990,000

 4.25

 Methanol Holdings Trinidad, Ltd., Initial Term Loan, 6/2/22

 $

 965,844

 Specialty Chemicals - 2.7%

 1,183,422

 5.00

 Allnex USA, Inc., Term Loan (First Lien), 6/6/23

 $

 1,191,558

 891,578

 4.50

 Allnex USA, Inc., Term Loan (First Lien), 6/6/23

 897,708

 1,687,516

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-1 Term Loan, 10/4/19

 1,688,571

 875,571

 4.50

 Allnex Luxembourg & CY SCA, Tranche B-2 Term Loan, 10/4/19

 876,118

 2,179,634

 3.75

 Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 2/1/20

 2,188,830

 773,063

 5.25

 GCP Applied Technologies Inc., Term Loan (First Lien), 1/22/22

 777,170

 732,484

 3.58

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 4/19/19

 730,958

 2,667,500

 5.50

 MacDermid, Inc., Tranche B Term Loan (First Lien), 6/7/20

 2,668,890

 2,622,683

 4.25

 OMNOVA Solutions, Inc., Term B-1 Loan, 5/31/18

 2,607,112

 497,503

 3.50

 PolyOne Corp., Term B-1 Loan, 11/12/22

 499,991

 1,898,694

 5.75

 PQ Corp., Tranche B-1 Term Loan, 10/28/22

 1,915,477

 722,239

 4.50

 Royal Holdings, Inc., Initial Term Loan (First Lien), 6/12/22

 724,405

 175,000

 8.50

 Royal Holdings, Inc., Initial Term Loan (Second Lien), 6/12/23

 171,938

 870,937

 2.75

 WR Grace & Co-Conn, U.S. Term Loan, 1/23/21

 870,937

 $

 17,809,663

 Construction Materials - 0.5%

 1,248,450

 3.50

 American Builders & Contractors Supply Co, Inc., Term B Loan, 4/16/20

 $

 1,252,942

 1,758,229

 4.25

 CeramTec Service GmbH, Initial Dollar Term B-1 Loan, 8/30/20

 1,762,076

 190,798

 4.25

 CeramTec Acquisition Corp., Initial Dollar Term B-2 Loan, 8/30/20

 191,215

 536,574

 4.25

 CeramTec GmbH, Dollar Term B-3 Loan, 8/30/20

 537,748

 $

 3,743,981

 Metal & Glass Containers - 1.0%

 293,110

 4.00

 Ardagh Holdings USA, Inc., Tranche B-3 Term Loan (First Lien), 12/17/19

 $

 293,843

 2,255,655

 3.75

 Berry Plastics Group, Inc., Term H Loan, 10/1/22

 2,266,464

 1,933,507

 5.50

 BWay Intermediate, Initial Term Loan, 8/14/20

 1,934,716

 992,504

 5.75

 Prolampac Intermediate, Inc., Initial Term Loan (First Lien), 7/23/22

 985,681

 940,500

 4.50

 Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22

 939,129

 $

 6,419,833

 Paper Packaging - 0.9%

 437,519

 8.00

 Caraustar Industries, Inc., Incremental Term Loan, 6.75%, 5/1/19

 $

 438,886

 1,378,872

 8.00

 Caraustar Industries, Inc., Term Loan, 5/1/19

 1,383,181

 1,044,038

 4.65

 Clondalkin Acquisition BV, Term Loan, 5/31/20

 1,038,818

 1,651,539

 4.50

 Coveris Holdings SA, USD Term Loan, 4/14/19

 1,649,474

 1,744,834

 4.25

 Multi Packaging Solutions, Inc., Initial Dollar Tranche B Term, 9/30/20

 1,747,015

 $

 6,257,374

 Aluminum - 0.2%

 1,485,000

 4.00

 Novelis, Inc., Initial Term Loan, 5/28/22

 $

 1,485,000

 Diversified Metals & Mining - 1.1%

 2,252,808

 4.25

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 2,211,095

 2,500,000

 5.25

 Global Brass & Copper, Inc., Term Loan (First Lien), 6/30/23

 2,515,625

 2,946,666

 4.00

 US Silica Co., Term Loan, 7/23/20

 2,814,066

 $

 7,540,786

 Steel - 0.9%

 984,900

 4.50

 Atkore International, Inc., Term Loan (First Lien), 3/27/21

 $

 983,464

 870,000

 3.75

 Signode Industrial Group US, Inc., Tranche B Term Loan (First Lien), 3/21/21

 868,913

 1,679,465

 4.50

 TMS International Corp., Term B Loan, 10/2/20

 1,629,081

 2,250,000

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 2,264,062

 $

 5,745,520

 Paper Products - 0.4%

 1,653,881

 6.25

 Appvion, Inc., Term Commitment, 6/28/19

 $

 1,637,342

 1,185,706

 4.25

 Rack Holdings, Inc., Tranche B-1 USD Term Loan, 10/1/21

 1,179,778

 $

 2,817,120

 Total Materials

 $

 60,628,369

 Capital Goods - 10.2%

 Aerospace & Defense - 2.9%

 1,300,000

 2.75

 Abacus Innovations, Term Loan (First Lien), 6/9/23

 $

 1,303,250

 2,462,055

 4.00

 Accudyne Industries Borrower SCA, Refinancing Term Loan, 12/13/19

 2,292,789

 1,237,500

 5.50

 Alion Science & Technology Corp., Term Loan (First Lien), 8/13/21

 1,196,508

 2,702,453

 4.75

 DigitalGlobe, Inc., Term Loan, 1/25/20

 2,718,781

 2,050,000

 4.65

 DynCorp International, Inc., Term Loan B2, 7/7/20

 2,047,651

 1,935,438

 5.25

 Standard Aero, Ltd., Term Loan (First Lien), 6/23/22

 1,942,695

 1,176,318

 7.78

 TASC, Inc., First Lien Term Loan, 2/28/17

 1,179,994

 2,387,047

 5.75

 The SI Organization, Inc., Term Loan (First Lien), 11/19/19

 2,385,555

 2,047,500

 5.50

 TurboCombustor Technology, Inc., Initial Term Loan, 10/18/20

 1,822,275

 352,076

 3.25

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 350,755

 2,849,086

 4.50

 WP CPP Holdings LLC, Term B-3 Loan (First Lien), 12/28/19

 2,756,491

 $

 19,996,744

 Building Products - 2.2%

 2,194,500

 4.00

 Armstrong World Industries, Inc., Term Loan B, 2/23/23

 $

 2,202,729

 2,234,531

 6.00

 Builders FirstSource, Inc., Initial Term Loan, 7/24/22

 2,245,983

 1,377,217

 4.25

 NCI Building Systems, Inc., Tranche B Term Loan, 6/24/19

 1,379,512

 1,852,173

 3.50

 Nortek, Inc., Incremental-1 Loan, 10/30/20

 1,854,488

 2,750,955

 4.00

 Quikrete Holdings, Inc., Initial Loan (First Lien), 9/26/20

 2,761,272

 324,188

 6.25

 SiteOne Supply Holding LLC, Initial Term Loan, 4/29/22

 326,214

 299,764

 5.25

 SRS Distribution, Inc., Tranche B-1 Loan, 8/25/22

 302,762

 1,962,750

 4.00

 Summit Materials LLC, Restatement Effective Date Term Loan, 6/26/22

 1,969,239

 2,056,655

 4.25

 Unifrax Corp., New Term B Loan, 12/31/19

 2,017,451

 $

 15,059,650

 Construction & Engineering - 0.0% †

 216,265

 3.75

 Aecom Technology, Term Loan B, 10/15/21

 $

 217,752

 Electrical Components & Equipment - 1.4%

 2,350,000

 3.25

 Dell International LLC, Term Loan (First Lien), 6/2/23

 $

 2,353,182

 851,767

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 838,990

 2,904,793

 3.00

 Southwire Co., Term Loan, 1/31/21

 2,880,587

 1,555,801

 5.50

 Wireco Worldgroup, Inc., Term Loan (First Lien), 7/22/23

 1,563,095

 1,874,985

 6.00

 WireCo WorldGroup, Inc., Term Loan, 2/15/17

 1,871,079

 $

 9,506,933

 Industrial Conglomerates - 1.0%

 1,114,808

 4.50

 Doosan Infracore, Tranche B Term, 5/28/21

 1,117,595

 1,687,942

 4.25

 Filtration Group, Inc., Term Loan (First Lien), 11/21/20

 1,688,153

 1,474,302

 4.25

 Gates Global LLC, Tranche B Term Loan (First Lien), 6/12/21

 1,447,765

 400,331

 5.00

 Kloeckner Pentaplast of America, Inc., Initial U.S. Borrower Dollar Term Loan, 4/22/20

 403,166

 171,082

 5.00

 KP Germany Erste GmbH, Initial German Borrower Dollar Term Loan, 4/22/20

 172,293

 1,700,000

 4.50

 Milacron LLC, Term Loan, 9/28/20

 1,712,750

 $

 6,541,722

 Construction & Farm Machinery & Heavy Trucks - 0.2%

 1,179,075

 6.50

 Navistar, Inc., Tranche B Term Loan, 8/17/17

 $

 1,117,174

 Industrial Machinery - 2.0%

 2,050,000

 7.25

 Blount International, Inc., Initial Term Loan, 4/5/23

 $

 2,078,188

 2,316,345

 4.25

 Gardner Denver, Inc., Initial Dollar Term Loan, 7/30/20

 2,208,491

 1,423,077

 5.75

 Manitowoc Foodservice, Inc., Term B Loan, 2/5/23

 1,443,534

 1,986,071

 4.25

 Mirror BidCo Corp., New Incremental Term Loan, 12/18/19

 1,986,900

 1,985,000

 0.00

 NN, Inc., Initial Term Loan, 10/2/22

 1,986,654

 1,828,208

 5.25

 Tank Holding Corp., Initial Term Loan, 7/9/19

 1,733,745

 1,865,181

 6.25

 Xerium Technologies, Inc., Initial Term Loan, 5/17/19

 1,865,181

 $

 13,302,693

 Trading Companies & Distributors - 0.7%

 421,055

 4.00

 Beacon Roofing Supply, Inc., Initial Term Loan, 9/25/22

 $

 423,599

 1,900,000

 5.25

 Nexeo Solutions LLC, Initial Term Loan, 5/17/23

 1,903,562

 1,439,125

 4.25

 Univar USA, Inc., Initial Dollar Term Loan, 6/25/22

 1,439,305

 747,631

 3.75

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 749,734

 $

 4,516,200

 Total Capital Goods

 $

 70,258,868

 Commercial Services & Supplies - 2.7%

 Environmental & Facilities Services - 1.1%

 471,732

 3.75

 ADS Waste Holdings, Inc., Initial Tranche B-2, 10/9/19

 $

 471,364

 1,237,500

 5.25

 Infiltrator Systems Integrated LLC, Term B Loan, 5/21/22

 1,240,594

 1,160,313

 3.50

 Waste Industries USA, Inc., Term B Loan, 2/27/20

 1,163,033

 1,859,987

 5.50

 Wastequip LLC, Term Loan, 8/9/19

 1,861,150

 1,941,294

 4.00

 WCA Waste Corp., Term Loan, 3/23/18

 1,941,698

 943,487

 5.00

 Wheelabrator, Term B Loan, 10/15/21

 925,796

 42,146

 5.00

 Wheelabrator, Term C Loan, 10/15/21

 41,355

 $

 7,644,990

 Office Services & Supplies - 0.2%

 1,375,000

 3.75

 West Corp., Term B-12 Loan, 6/13/23

 $

 1,376,891

 Diversified Support Services - 0.5%

 249,698

 4.65

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 227,225

 498,606

 7.00

 infoGroup, Inc., Term B Loan, 5/26/18

 491,751

 997,500

 4.25

 KAR Auction Services, Inc., Tranche B-3 Term Loan, 2/28/23

 1,006,696

 1,280,021

 6.50

 Language Line LLC, Initial Term Loan (First Lien), 7/2/21

 1,284,821

 760,000

 6.75

 Ryan LLC, Tranche B Term Loan, 8/5/20

 748,600

 $

 3,759,093

 Security & Alarm Services - 0.7%

 906,196

 4.25

 Allied Security Holdings LLC, Closing Date Term Loan (First Lien), 2/12/21

 $

 906,950

 2,261,881

 4.00

 Garda World Security Corp., Term B Loan, 11/1/20

 2,221,945

 501,877

 4.00

 Garda World Security Corp., Term B Loan, 11/8/20

 493,015

 831,069

 4.25

 Monitronics International, Inc., Term B Loan, 3/23/18

 826,048

 $

 4,447,958

 Human Resource & Employment Services - 0.2%

 1,191,642

 3.75

 On Assignment, Inc., Initial Term B Loan, 6/5/22

 $

 1,198,098

 Total Commercial Services & Supplies

 $

 18,427,030

 Transportation - 2.7%

 Air Freight & Logistics - 0.4%

 541,872

 6.50

 CEVA Group Plc, Pre-Funded L/C Loan, 3/19/21

 $

 451,786

 558,571

 6.50

 Ceva Intercompany BV, Dutch BV Term, 3/19/21

 465,709

 96,305

 6.50

 Ceva Logistics Canada, ULC, Canadian Term Loan, 3/19/21

 80,295

 770,443

 6.50

 Ceva Logistics U.S. Holdings, Inc., US Term Loan, 3/19/21

 642,357

 1,657,500

 5.25

 Syncreon Group BV, Term Loan, 9/26/20

 1,421,306

 $

 3,061,453

 Airlines - 1.7%

 1,568,000

 4.00

 Air Canada, Replacement Term Loan, 9/26/19

 $

 1,580,251

 3,919,684

 3.25

 American Airlines, Inc., 2015 Term Loan (New), 6/27/20

 3,913,150

 500,000

 3.50

 American Airlines, Inc., Class B Term Loan, 4/28/23

 499,114

 880,795

 3.50

 American Airlines, Inc., Tranche B-1 Term Loan (Consenting), 5/23/19

 881,738

 2,297,794

 3.25

 Atlantic Aviation FBO, Inc., Term Loan (2013), 6/1/20

 2,300,666

 595,500

 3.25

 Delta Air Lines Inc., Term Loan (First Lien), 8/24/22

 598,354

 1,693,125

 3.25

 United Airlines, Inc., Class B Term Loan, 4/1/19

 1,697,006

 $

 11,470,279

 Marine - 0.4%

 914,869

 9.75

 Commercial Barge Line Co., Initial Term Loan, 11/6/20

 $

 863,407

 1,835,189

 5.25

 Navios Maritime Partners LP, Term Loan, 6/27/18

 1,662,375

 $

 2,525,782

 Trucking - 0.1%

 45,638

 1.50

 The Kenan Advantage Group, Inc., Delayed Draw Term 1 Loan, 1/24/17

 $

 45,619

 110,746

 4.00

 The Kenan Advantage Group, Inc., Initial Canadian Term Loan, 7/24/22

 110,700

 340,219

 4.00

 The Kenan Advantage Group, Inc., Initial U.S. Term Loan, 7/24/22

 340,077

 $

 496,396

 Marine Ports & Services - 0.1%

 758,049

 5.25

 SeaStar Solutions, Term Loan, 1/22/21

 $

 755,917

 Total Transportation

 $

 18,309,827

 Automobiles & Components - 3.1%

 Auto Parts & Equipment - 2.5%

 2,262,689

 3.50

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 2,267,832

 1,994,949

 6.00

 BBB Industries US, Initial Term Loan,  10/15/21

 1,985,599

 2,018,618

 4.00

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 3/28/21

 2,024,926

 1,485,551

 5.75

 Electrical Components International, Inc., Loan, 4/17/21

 1,486,479

 1,585,821

 4.75

 Federal-Mogul Corporation, Tranche C Term, 4/15/21

 1,499,393

 609,505

 5.50

 Key Safety Systems, Inc., Initial Term Loan, 7/28/21

 613,188

 1,446,078

 3.75

 MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21

 1,447,660

 1,914,103

 4.50

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,922,478

 2,908,268

 4.00

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 2,899,180

 807,917

 3.50

 Visteon Corp., Tranche B Loan (First Lien), 4/8/21

 807,665

 $

 16,954,400

 Tires & Rubber - 0.2%

 1,087,500

 3.75

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 1,091,348

 Automobile Manufacturers - 0.4%

 1,426,698

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 1,430,901

 1,526,286

 3.25

 Chrysler Group LLC, Tranche B Term Loan, 12/29/18

 1,528,824

 $

 2,959,725

 Total Automobiles & Components

 $

 21,005,473

 Consumer Durables & Apparel - 1.3%

 Home Furnishings - 0.4%

 2,581,653

 4.25

 Serta Simmons Bedding LLC, Term Loan, 10/1/19

 $

 2,594,561

 Housewares & Specialties - 0.7%

 2,490,717

 4.50

 Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 12/31/18

 $

 2,498,889

 2,420,598

 5.50

 World Kitchen LLC, U.S. Term Loan, 3/4/19

 2,422,110

 $

 4,920,999

 Leisure Products - 0.2%

 1,112,584

 3.75

 BRP US, Inc., Term B Loan, 6/30/23

 $

 1,110,730

 Total Consumer Durables & Apparel

 $

 8,626,290

 Consumer Services - 8.0%

 Casinos & Gaming - 1.4%

 3,286,985

 4.25

 CityCenter Holdings LLC, Term B Loan, 10/16/20

 $

 3,309,241

 1,115,620

 4.25

 Eldorado Resorts, Inc., Initial Term Loan, 7/17/22

 1,118,875

 174,667

 3.63

 Pinnacle Entertainment, Inc., Term Loan (First Lien), 3/30/23

 175,212

 4,475,828

 6.00

 Scientific Games, Initial Term B-2, 10/1/21

 4,473,379

 500,000

 3.75

 Station Casinos LLC, Term B Facility Loan, 5/25/23

 500,172

 $

 9,576,879

 Hotels, Resorts & Cruise Lines - 0.9%

 2,698,209

 5.25

 Four Seasons Holdings Inc., Term Loan, 6/27/20

 $

 2,703,269

 1,134,079

 3.50

 Hilton Worldwide Finance LLC, Initial Term Loan, 9/23/20

 1,138,332

 1,371,435

 4.50

 Sabre GLBL, Inc., Incremental Term Loan, 2/19/19

 1,378,292

 866,333

 4.00

 Sabre GLBL, Inc., Term B Loan, 2/19/19

 869,672

 $

 6,089,565

 Leisure Facilities - 0.9%

 1,505,329

 3.25

 Cedar Fair LP, U.S. Term Facility, 3/6/20

 $

 1,514,022

 1,864,003

 5.50

 L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20

 1,862,450

 1,528,004

 4.25

 Life Time Fitness, Inc., Closing Date Term Loan, 6/4/22

 1,528,195

 1,457,976

 3.25

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 1,463,444

 $

 6,368,111

 Restaurants - 0.9%

 676,201

 3.75

 1011778 BC ULC, Term B-2 Loan, 12/12/21

 $

 679,722

 1,400,000

 3.23

 KFC Holding Co., Term B Loan, 6/2/23

 1,407,438

 1,610,545

 4.00

 Landry's, Inc., B Term Loan, 4/24/18

 1,615,327

 2,362,725

 4.53

 PF Chang's China Bistro, Inc., Term Borrowing, 7/2/19

 2,262,309

 $

 5,964,796

 Education Services - 2.5%

 2,592,517

 3.75

 Bright Horizons Family Solutions, Inc., Term B Loan, 1/14/20

 $

 2,604,671

 2,027,153

 5.25

 Cengage Learning, Inc., 2016 Refinancing Term Loan, 5/27/23

 2,025,886

 1,685,754

 4.00

 Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21

 1,676,271

 2,184,497

 6.00

 Kindercare Education LLC, Initial Term Loan (First Lien), 8/13/22

 2,176,306

 2,979,034

 5.00

 Laureate Education, Inc., New Series 2018 Extended Term Loan, 6/16/18

 2,915,729

 3,400,000

 5.00

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 3,422,100

 1,947,201

 5.00

 Nord Anglia Education, Initial Term Loan, 3/31/21

 1,944,767

 $

 16,765,730

 Specialized Consumer Services - 1.4%

 1,720,862

 5.00

 Creative Artists Agency LLC, Amendment No. 3 Incremental Term Loan, 12/10/21

 $

 1,726,240

 1,296,750

 5.75

 GCA Merger Sub, Inc., Term Loan (First Lien), 2/22/23

 1,304,855

 1,737,805

 5.25

 GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21

 1,720,427

 1,445,364

 4.75

 Prime Security Services Borrower LLC, Term B Loan (First Lien), 6/19/21

 1,460,721

 1,400,000

 4.75

 Prime Security Services Borrower LLC, Term B-1 Loan (First Lien), 4/21/22

 1,412,104

 149,007

 5.50

 USAGM HoldCo LLC, Delayed Term Loan, 7/28/22

 148,751

 750,993

 5.50

 USAGM HoldCo LLC, Incremental Term Loan, 7/28/22

 738,789

 914,059

 4.00

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4/2/20

 691,543

 $

 9,203,430

 Total Consumer Services

 $

 53,968,511

 Media - 6.9%

 Advertising - 0.4%

 2,577,885

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 2,457,582

 Broadcasting - 2.1%

 1,146,600

 4.50

 Catalina Holding Corp., Tranche B Term Loan (First Lien), 4/3/21

 $

 993,720

 662,347

 3.00

 CBS Outdoor Americas Capital llc, Tranche B Term Loan (First Lien), 1/15/21

 662,623

 1,687,879

 4.00

 Entercom Radio llc, Term B-2 Loan, 11/23/18

 1,689,989

 1,500,000

 3.94

 Gray Television, Inc., Term Loan (First Lien), 6/10/21

 1,506,375

 1,730,292

 4.25

 Hubbard Radio LLC, Term Loan, 5/12/22

 1,689,197

 1,458,750

 3.25

 Quebecor Media, Inc., Facility B-1 Tranche, 8/17/20

 1,450,241

 707,881

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 708,765

 1,084,287

 4.25

 Townsquare Media, Inc., Initial Term Loan, 3/17/22

 1,083,157

 2,809,183

 4.12

 Tribune Media Co., Term B Loan, 12/27/20

 2,821,473

 725,133

 4.00

 Univision Communications, Inc., 2013 Incremental Term Loan (C-3), 3/1/20

 725,651

 1,000,000

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 1,000,938

 $

 14,332,129

 Cable & Satellite - 2.1%

 4,753,000

 3.00

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 4,758,941

 1,795,500

 3.50

 Charter Communications Operating LLC, Term I Loan (2016), 1/24/23

 1,806,241

 1,913,109

 3.75

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 6/30/19

 1,818,053

 439,215

 4.25

 Learfield Communications, Inc., 2014 Replacement Term Loan (First Lien), 10/9/20

 439,901

 965,600

 3.25

 MCC Iowa LLC, Tranche H Term Loan, 1/29/21

 966,958

 1,488,636

 6.75

 MediArena Acquisition BV, Dollar Term B Loan (First Lien), 8/6/21

 1,247,663

 1,207,098

 3.70

 Ziggo BV, (USD) Tranche B-3 Term Loan, 1/15/22

 1,203,326

 1,138,945

 3.65

 Ziggo BV, Tranche B-1 Term Loan (First Lien), 1/15/22

 1,135,385

 733,957

 3.66

 Ziggo BV, Tranche B-2 Term Loan (First Lien), 1/15/22

 731,664

 $

 14,108,132

 Movies & Entertainment - 1.8%

 2,114,715

 4.00

 AMC Entertainment, Inc., Initial Term Loan, 4/30/20

 $

 2,131,237

 2,084,250

 5.00

 CDS US Intermediate Holdings, Inc., Initial Term Loan (First Lien), 6/25/22

 2,056,894

 112,279

 3.75

 Cinedigm Digital Funding 1 LLC, Term Loan, 2/28/18

 111,998

 1,332,662

 3.25

 Kasima LLC, Term Loan, 5/17/21

 1,334,745

 1,516,754

 3.50

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,526,461

 498,744

 3.50

 Regal Cinemas Corp., Refinancing Term Loan, 4/1/22

 501,757

 1,940,000

 3.50

 Seminole Hard Rock Entertainment, Inc., Term Loan, 5/14/20

 1,938,788

 2,371,495

 3.75

 WMG Acquisition Corp., Tranche B Refinancing Term Loan, 7/1/20

 2,367,603

 $

 11,969,483

 Publishing - 0.4%

 1,968,726

 4.00

 MTL Publishing LLC, Term B-3 Loan, 8/14/22

 1,972,874

 1,004,690

 0.00

 Quincy Newspapers, Inc., Term Loan B, 10/19/22

 $

 1,010,969

 $

 2,983,843

 Total Media

 $

 45,851,169

 Retailing - 2.3%

 Department Stores - 0.2%

 1,653,356

 4.25

 Neiman Marcus Group, Ltd. LLC, Other Term Loan, 10/25/20

 $

 1,560,252

 Apparel Retail - 0.3%

 656,682

 4.75

 Hudson's Bay Co., Initial Term Loan, 8/14/22

 $

 659,350

 1,246,636

 4.50

 The Men's Wearhouse, Inc., Tranche B Term Loan, 4/16/21

 1,227,937

 $

 1,887,287

 Computer & Electronics Retail - 0.1%

 57,860

 4.65

 Targus Group International, Term Loan (First Lien), 12/31/19 (f)

 $

 57,860

 173,582

 4.65

 Targus Group International, Term Loan (First Lien), 12/31/19 (f)

 173,582

 $

 231,442

 Home Improvement Retail - 0.5%

 3,341,997

 4.50

 Apex Tool Group LLC, Term Loan, 2/1/20

 $

 3,301,268

 Specialty Stores - 0.5%

 1,990,000

 5.00

 Pet Acquisition Merger LLC, Term Loan (First Lien), 1/15/23

 $

 2,001,550

 1,515,912

 4.25

 PetSmart, Inc., Tranche B-1 Loan, 3/10/22

 1,520,392

 $

 3,521,942

 Automotive Retail - 0.5%

 206,645

 3.00

 Avis Budget Car Rental LLC, Tranche B Term Loan, 3/15/19

 $

 206,722

 349,098

 3.25

 Avis Budget Car Rental LLC, Extended Tranche B Term Loan, 3/15/22

 $

 351,571

 990,425

 3.50

 The Hertz Corp., Tranche B-1 Term Loan, 6/30/23

 995,171

 1,969,989

 5.75

 CWGS Group LLC, Term Loan, 2/20/20

 1,974,914

 $

 3,528,378

 Homefurnishing Retail - 0.2%

 1,560,722

 0.00

 Mattress Holding Corp., 2016 Incremental Loan, 10/20/21

 $

 1,548,041

 Total Retailing

 $

 15,578,610

 Food & Staples Retailing - 2.0%

 Drug Retail - 0.1%

 686,000

 4.50

 Hearthside Group Holdings LLC, Term Loan (First Lien), 4/24/21

 $

 685,760

 Food Distributors - 1.1%

 1,112,550

 4.75

 AdvancePierre Foods, Inc., Effective Date Loan, 5/18/23

 $

 1,118,113

 1,345,398

 4.75

 Clearwater Seafoods LP, Term Loan B 2013, 6/26/19

 1,349,323

 3,302,513

 5.00

 CSM Bakery Solutions LLC, Term Loan (First Lien), 7/3/20

 3,306,126

 1,714,603

 4.25

 Del Monte Foods Consumer Products, Inc., Term Loan (First Lien), 11/26/20

 1,591,723

 $

 7,365,285

 Food Retail - 0.8%

 3,989,181

 4.75

 Albertsons LLC, Term B-6 Loan, 6/1/23

 $

 4,015,985

 1,699,917

 5.00

 Packers Holdings LLC, Initial Term Loan, 11/25/21

 1,708,417

 $

 5,724,402

 Total Food & Staples Retailing

 $

 13,775,447

 Food, Beverage & Tobacco - 2.6%

 Agricultural Products - 0.3%

 1,955,000

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,964,165

 Packaged Foods & Meats - 2.3%

 1,402,726

 4.50

 CTI Foods Holding Co LLC, Term Loan (First Lien), 6/29/20

 $

 1,386,945

 1,243,275

 4.50

 Dole Food Co, Inc., Tranche B Term Loan, 10/25/18

 1,245,348

 2,250,000

 5.50

 Give & Go Prepared Foods Corp., Term Loan (First Lien), 7/12/23

 2,246,249

 1,750,500

 3.75

 JBS USA LLC, Incremental Term Loan, 9/18/20

 1,752,697

 1,749,252

 3.75

 JBS USA LLC, Initial Term Loan, 5/25/18

 1,753,625

 1,893,333

 5.25

 Keurig Green Mountain, Inc., Term B USD Loan, 2/10/23

 1,910,279

 2,712,880

 3.25

 Pinnacle Foods Finance LLC, Tranche G Term Loan, 4/29/20

 2,720,147

 826,625

 3.25

 Pinnacle Foods Finance LLC, Tranche H Term Loan, 4/29/20

 828,778

 306,050

 3.75

 Post Holdings, Inc., Tranche B Loan (First Lien), 5/23/21

 307,990

 1,545,736

 4.94

 Shearer's Foods, LLC, Term Loan (First Lien), 6/19/21

 1,531,245

 $

 15,683,303

 Total Food, Beverage & Tobacco

 $

 17,647,468

 Household & Personal Products - 1.4%

 Household Products - 0.3%

 495,000

 3.25

 Energizer Spinco Inc., Term Loan (First Lien), 5/20/22

 $

 494,893

 1,243,800

 3.51

 Spectrum Brands, Inc., USD Term Loan, 6/16/22

 1,250,894

 658,959

 4.02

 SRAM LLC, Term Loan (First Lien), 4/10/20

 593,063

 $

 2,338,850

 Personal Products - 1.1%

 977,500

 4.25

 Atrium Innovations, Inc., Term Loan, 1/29/21

 $

 954,284

 250,000

 7.75

 Atrium Innovations, Inc., Tranche B Term Loan (Second Lien), 7/29/21

 232,500

 1,983,078

 5.00

 NBTY, Inc., Dollar Term B Loan, 4/27/23

 1,972,853

 496,222

 4.25

 Party City Holdings, Inc., Term Loan, 8/6/22

 496,843

 1,599,440

 4.00

 Revlon Consumer Products Corp., Acquisition Term Loan, 8/19/19

 1,602,189

 2,075,000

 3.50

 Revlon Consumer Products Corp., Term Loan (First Lien), 7/22/23

 2,075,259

 $

 7,333,928

 Total Household & Personal Products

 $

 9,672,778

 Health Care Equipment & Services - 8.5%

 Health Care Equipment - 0.1%

 660,000

 3.50

 Hill-Rom Holdings, Inc., Initial Term B Loan, 7/30/22

 $

 663,850

 Health Care Supplies - 1.0%

 1,785,821

 5.25

 Greatbatch, Ltd., Term B Loan, 10/14/22

 $

 1,786,099

 1,889,793

 4.00

 Halyard Health, Inc., Term Loan, 11/1/21

 1,893,336

 2,002,728

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 2,008,987

 1,404,972

 4.25

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4/27/22

 1,403,180

 $

 7,091,602

 Health Care Services - 3.9%

 877,845

 5.50

 Aegis Toxicology Corp., Tranche B Term Loan (First Lien), 2/20/21

 $

 801,034

 1,011,201

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 965,697

 391,616

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 393,084

 1,183,887

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,133,572

 710,332

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 680,143

 1,508,762

 4.00

 BSN Medical GmbH & Co. KG, Facility B1A, 8/28/19

 1,501,218

 2,782,375

 4.25

 Envision Healthcare Corp., Initial Term Loan, 5/25/18

 2,788,463

 995,000

 4.50

 Envision Healthcare Corp., Tranche B-2 Term Loan, 10/28/22

 999,708

 1,650,000

 4.75

 Examworks Group Inc., Term Loan (First Lien), 6/17/23

 1,654,813

 1,321,750

 4.50

 Genoa a QoL Healthcare Co LLC, Initial Term Loan (First Lien), 4/21/22

 1,328,359

 942,887

 5.25

 Global Healthcare Exchange LLC, Term Loan (First Lien), 8/13/22

 945,244

 1,040,163

 6.00

 HC Group Holdings III, Inc., Initial Term Loan (First Lien), 3/25/22

 1,042,113

 1,060,119

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 1,064,426

 682,000

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 679,869

 600,000

 6.50

 nThrive, Inc., Initial Term Loan (First Lien), 10/19/22

 602,250

 975,708

 4.75

 NVA Holdings, Inc., Term Loan (First Lien), 8/8/21

 976,928

 1,447,284

 4.25

 Pharmaceutical Product Development LLC, Initial Term Loan, 8/6/22

 1,448,732

 853,831

 5.25

 Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 7/24/20

 856,233

 3,034,769

 3.75

 Team Health, Inc., New Tranche B Term Loan, 11/23/22

 3,052,750

 2,936,250

 5.25

 US Renal Care, Inc., Initial Term Loan (First Lien), 11/16/22

 2,917,440

 $

 25,832,076

 Health Care Facilities - 2.4%

 572,125

 4.50

 Acadia Healthcare Co, Inc., Tranche B-2 Term Loan, 1/27/23

 $

 575,224

 1,200,000

 5.50

 ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 5/6/23

 1,209,000

 238,017

 3.92

 CHS, Incremental 2018 Term F Loan, 12/31/18

 236,249

 537,704

 3.38

 CHS, Incremental 2019 Term G Loan, 12/31/19

 529,975

 989,361

 4.00

 CHS, Incremental 2021 Term H Loan, 1/27/21

 978,456

 495,000

 4.00

 Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22

 494,066

 324,478

 3.38

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 325,673

 3,365,847

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 3,354,629

 249,069

 9.75

 MMM Holdings, Inc., Term Loan, 10/9/17 (c)

 206,728

 1,995,000

 6.75

 Quorum Health Corp., Term Loan, 4/12/22

 2,009,962

 437,054

 6.00

 Select Medical Corp., Series E Tranche B Term Loan, 6/1/18

 437,874

 1,296,750

 6.00

 Select Medical Corp., Series F Tranche B Term Loan, 3/4/21

 1,310,917

 2,426,216

 6.75

 Steward Health Care System LLC, Term Loan, 4/10/20

 2,401,953

 1,995,000

 6.25

 Vizient, Inc., Initial Term Loan, 2/9/23

 2,022,431

 $

 16,093,137

 Managed Health Care - 0.3%

 181,072

 9.75

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (c)

 $

 150,290

 2,000,000

 7.00

 Prospect Medical Holdings, Inc., Term Loan (First Lien), 6/20/22

 1,988,750

 $

 2,139,040

 Health Care Technology - 0.8%

 3,571,009

 3.75

 Change Healthcare Holdings, Inc., Term B-2 Loan, 11/2/18

 $

 3,579,380

 603,829

 4.25

 ConvaTec, Inc., Dollar Term Loan, 12/22/16

 604,956

 965,062

 3.50

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 967,022

 $

 5,151,358

 Total Health Care Equipment & Services

 $

 56,971,063

 Pharmaceuticals, Biotechnology & Life Sciences - 3.3%

 Biotechnology - 0.6%

 3,164,734

 3.50

 Alkermes, Inc., 2019 Term Loan, 9/25/19

 $

 3,168,690

 861,533

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 783,995

 $

 3,952,685

 Pharmaceuticals - 2.3%

 1,353,391

 5.25

 Akorn, Inc., Term Loan B, 11/13/20

 $

 1,361,850

 1,842,000

 5.25

 Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21

 1,808,153

 2,077,600

 4.25

 DPx Holdings BV, 2015 Incremental Dollar Term Loan, 1/23/21

 2,069,809

 1,658,155

 3.75

 Endo Luxembourg Finance I Co Sarl, 2015 Incremental Term B Loan, 6/24/22

 1,643,793

 1,173,000

 3.44

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 1,179,048

 1,368,500

 3.25

 Mallinckrodt International Finance SA, Initial Term B Loan, 3/6/21

 1,361,829

 716,298

 3.50

 Prestige Brands, Inc., Term B-3 Loan, 9/3/21

 718,984

 353,028

 3.25

 RPI Finance Trust, Term B-3 Term Loan, 11/9/18

 353,866

 1,078,662

 3.50

 RPI Finance Trust, Term B-4 Term Loan, 11/9/20

 1,083,381

 1,240,563

 4.75

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 1,228,933

 1,930,386

 4.75

 Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 8/5/20

 1,909,014

 577,474

 5.00

 Valeant Pharmaceuticals, Series F-1,  3/11/22

 573,937

 $

 15,292,597

 Life Sciences Tools & Services - 0.4%

 2,583,125

 5.75

 Albany Molecular Research, Inc., Term Loan, 7/14/21

 $

 2,586,354

 409,887

 4.25

 Catalent Pharma Solutions, Dollar Term Loan, 5/20/21

 411,994

 $

 2,998,348

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 22,243,630

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 1,270,741

 5.50

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 1,254,857

 Total Banks

 $

 1,254,857

 Diversified Financials - 2.4%

 Other Diversified Financial Services - 1.0%

 732,446

 5.50

 4L Technologies Inc., Term Loan, 5/8/20

 $

 654,624

 1,065,637

 3.50

 AWAS Finance Luxembourg 2012 SA, Term Loan, 7/16/18

 1,067,635

 475,000

 3.50

 Delos Finance SARL, Tranche B Term Loan, 2/27/21

 477,612

 2,484,751

 3.50

 Fly Funding II Sarl, Loan, 8/9/19

 2,486,304

 2,473,500

 5.00

 Livingston International, Inc., Initial Term B-1 Loan (First Lien), 4/18/19

 2,318,906

 $

 7,005,081

 Specialized Finance - 0.4%

 1,496,212

 6.25

 DBRS, Ltd., Initial Term Loan, 2/25/22

 $

 1,478,133

 500,000

 3.25

 SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3/31/21

 500,446

 1,275,642

 3.50

 Trans Union LLC, 2016 Incremental Term B-2 Commitment, 4/9/21

 1,274,845

 $

 3,253,424

 Asset Management & Custody Banks - 0.4%

 748,125

 5.25

 CNT Holdings III Corp., Term Loan (First Lien), 1/15/23

 $

 755,918

 1,873,205

 4.75

 Vistra Group Ltd., Term Loan (First Lien), 7/21/22

 1,870,863

 $

 2,626,781

 Investment Banking & Brokerage - 0.6%

 1,965,365

 4.75

 Duff & Phelps Corp., Initial Term Loan, 4/23/20

 $

 1,965,365

 1,932,690

 4.25

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 7/22/20

 1,938,730

 $

 3,904,095

 Total Diversified Financials

 $

 16,789,381

 Insurance - 0.9%

 Insurance Brokers - 0.3%

 296,980

 4.50

 National Financial Partners Corp., Tranche B Term Loan (First Lien), 7/1/20

 $

 296,454

 2,052,523

 4.25

 USI Insurance Services LLC, Term B Loan, 12/30/19

 2,049,957

 $

 2,346,411

 Life & Health Insurance - 0.2%

 63,657

 6.75

 Integro, Ltd., Delayed Draw Term Loan (First Lien), 10/9/22

 $

 62,703

 1,180,449

 6.75

 Integro, Ltd., Initial Term Loan (First Lien), 10/9/22

 1,162,742

 $

 1,225,445

 Multi-line Insurance - 0.1%

 677,756

 4.50

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 674,791

 Property & Casualty Insurance - 0.3%

 2,107,468

 5.75

 Confie Seguros Holding II Co., Term B Loan (First Lien), 11/9/18

 $

 2,093,417

 Total Insurance

 $

 6,340,064

 Real Estate - 2.0%

 Mortgage REIT - 0.3%

 2,081,704

 3.50

 Starwood Property Trust, Inc., Term Loan, 4/17/20

 $

 2,083,873

 Hotel & Resort REIT - 0.4%

 2,728,163

 4.00

 MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23

 $

 2,751,183

 Retail REIT - 0.4%

 2,482,472

 4.25

 DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21

 $

 2,472,232

 Specialized REIT - 0.6%

 2,109,347

 5.00

 Communications Sales & Leasing, Inc., Term Loan, 10/16/22

 $

 2,111,654

 2,283,300

 3.25

 The GEO Group, Inc., Term Loan, 4/3/20

 2,287,581

 $

 4,399,235

 Real Estate Services - 0.3%

 2,122,479

 4.50

 Altisource Solutions Sarl, Term B Loan, 12/9/20

 $

 1,804,107

 Total Real Estate

 $

 13,510,630

 Software & Services - 4.8%

 Internet Software & Services - 0.5%

 1,658,125

 5.50

 Match Group, Inc., Term B-1 Loan, 10/27/22

 $

 1,676,779

 1,660,000

 3.75

 Zayo Group LLC, 2021 Term Loan, 7/2/19

 1,662,490

 $

 3,339,269

 IT Consulting & Other Services - 1.2%

 666,756

 3.50

 Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 7/7/23

 $

 670,506

 1,960,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 1,614,550

 782,870

 4.50

 Kronos, Inc., Incremental Term Loan (First Lien), 10/30/19

 786,505

 666,501

 3.75

 NXP BV, Tranche B Loan, 10/30/20

 671,812

 1,404,363

 4.50

 PSAV Presentation Services, Tranche B Term Loan (First Lien), 1/24/21

 1,390,319

 817,012

 3.75

 Science Applications International Corp., Tranche B Incremental Loan, 4/21/22

 820,927

 994,987

 6.50

 Sitel Worldwide Corp., Term Loan (First Lien), 8/21/21

 992,500

 1,232,500

 7.00

 TaxAct, Inc., Initial Term Loan, 12/31/22

 1,244,825

 $

 8,191,944

 Data Processing & Outsourced Services - 0.6%

 247,500

 3.75

 Black Knight InfoServ LLC, Term B Loan, 5/7/22

 $

 248,892

 1,454,838

 4.49

 First Data Corp., 2021 Extended Dollar Term Loan, 3/24/21

 1,463,269

 750,000

 4.24

 First Data Corp., 2022 Dollar Term Loan, 7/10/22

 753,516

 1,250,000

 4.25

 WEX, Inc., Term B Loan, 6/24/23

 1,260,548

 $

 3,726,225

 Application Software - 1.6%

 1,523,311

 4.00

 Applied Systems, Inc., Initial Term Loan (First Lien), 1/15/21

 $

 1,527,119

 2,427,610

 4.50

 Epiq Systems, Inc., Term Loan, 8/27/20

 2,430,645

 1,084,751

 3.75

 Infor., Tranche B-5 Term Loan (First Lien), 6/3/20

 1,074,581

 432,383

 4.50

 MA FinanceCo LLC, Initial Tranche C Term Loan, 11/20/19

 434,004

 2,118,115

 6.25

 STG-Fairway Acquisitions, Inc., Term Loan (First Lien), 6/30/22

 2,091,638

 1,728,237

 3.51

 Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19

 1,732,558

 1,431,188

 4.75

 VF Holdings Corp., Initial Term Loan (First Lien), 6/17/23

 1,436,171

 $

 10,726,716

 Systems Software - 0.7%

 1,231,250

 5.75

 AVG Technologies N.V., Term Loan, 10/15/20

 $

 1,231,635

 2,800,088

 4.00

 EZE Software Group LLC, Term B-1 Loan, 4/6/20

 2,794,837

 490,000

 5.00

 MSC Software Corp., Initial Term Loan (First Lien), 5/28/20

 474,075

 526,798

 4.25

 Sybil Finance BV, Refinancing Term Loan, 3/20/20

 525,700

 $

 5,026,247

 Home Entertainment Software - 0.2%

 280,500

 3.25

 Activision Blizzard, Inc., Term Loan, 7/26/20

 $

 282,058

 1,152,555

 5.25

 Micro Focus International, Term Loan B, 10/7/21

 1,158,198

 $

 1,440,256

 Total Software & Services

 $

 32,450,657

 Technology Hardware & Equipment - 2.2%

 Communications Equipment - 0.5%

 1,255,633

 3.41

 Belden Finance 2013 LP, Initial Term Loan, 9/9/20

 $

 1,254,456

 399,000

 4.25

 Ciena Corp., 2016 Term Loan, 4/25/21

 402,491

 392,000

 3.75

 Ciena Corp., Term Loan, 7/15/19

 391,755

 522,431

 3.54

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 523,084

 347,375

 3.75

 CommScope, Inc., Tranche 5 Term Loan (2015), 12/29/22

 349,275

 $

 2,921,061

 Technology Hardware, Storage & Peripherals - 0.5%

 2,500,000

 5.25

 Diebold Inc., Term Loan (First Lien), 3/18/23

 $

 2,505,730

 1,000,000

 6.25

 Western Digital Corp., U.S. Term B Loan, 3/30/23

 1,011,750

 $

 3,517,480

 Electronic Equipment Manufacturers - 0.2%

 1,374,545

 4.00

 Zebra Technologies Corp., Refinancing Term Loan, 12/27/21

 $

 1,383,674

 Electronic Components - 0.3%

 337,154

 3.50

 Generac Power Systems, Inc., Term Loan B, 5/31/20

 $

 335,415

 1,895,202

 5.75

 Mirion Technologies Finance LLC, Initial Term Loan (First Lien), 1/26/22

 1,891,649

 $

 2,227,064

 Technology Distributors - 0.7%

 1,766,318

 3.25

 CDW LLC, Term Loan, 4/25/20

 $

 1,771,700

 1,361,941

 5.00

 Deltek, Inc., Term Loan (First Lien), 12/31/22

 1,368,751

 174,671

 4.00

 SS&C European Holdings SARL, Term B-2 Loan, 6/29/22

 175,841

 1,348,169

 4.00

 SS&C Technologies, Inc., Term B-1 Loan, 6/29/22

 1,357,197

 $

 4,673,489

 Total Technology Hardware & Equipment

 $

 14,722,768

 Semiconductors & Semiconductor Equipment - 1.9%

 Semiconductor Equipment - 0.5%

 1,011,987

 3.50

 Emtegris, Inc., Term Loan B, 3/25/21

 $

 1,016,414

 935,897

 4.25

 MKS Instruments, Inc., Tranche B-1 Term Loan, 4/29/23

 943,502

 474,348

 2.88

 Sensata Technologies BV, Sixth Amendment Term Loan, 10/14/21

 476,068

 1,054,061

 4.25

 VAT Holding AG, Term Loan, 2/11/21

 1,056,367

 $

 3,492,351

 Semiconductors - 1.4%

 5,819,976

 4.25

 Avago Technologies Finance, Term Loan (First Lien), 11/13/22

 $

 5,840,590

 490,000

 4.50

 M/A-COM Technology, Initial Term Loan, 5/7/21

 490,612

 1,000,000

 6.00

 Micron Technology, Inc., Term Loan, 4/26/22

 1,012,500

 346,431

 3.75

 Microsemi Corp., Closing Date Term B Loan, 12/17/22

 349,138

 1,675,000

 5.25

 ON Semiconductor Corp., Term Loan (First Lien), 3/31/23

 1,695,938

 $

 9,388,778

 Total Semiconductors & Semiconductor Equipment

 $

 12,881,129

 Telecommunication Services - 2.6%

 Cable & Satellite - 0.4%

 2,433,554

 3.50

 Telesat Canada, U.S. Term B Loan, 3/28/19

 $

 2,433,175

 Integrated Telecommunication Services - 1.4%

 2,723,000

 4.00

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 2,724,702

 600,829

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 605,148

 1,500,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 1,507,875

 1,210,000

 5.50

 Sable International Finance Limited, Term Loan (First Lien), 12/2/22

 1,218,697

 990,000

 5.83

 Sable International Finance Limited, Term Loan (First Lien), 12/2/22

 997,116

 569,808

 4.75

 Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 4/30/20

 539,299

 504,991

 3.65

 Virgin Media Investment Holdings, Ltd., F Facility, 6/30/23

 503,503

 972,745

 3.50

 Windstream Services LLC, Tranche B-5 Term Loan, 8/8/19

 971,124

 788,025

 5.75

 Windstream Services LLC, Tranche B-6 Term Loan, 3/16/21

 794,920

 $

 9,862,384

 Wireless Telecommunication Services - 0.8%

 2,379,677

 4.25

 Altice US Finance I Corp., Initial Term Loan, 12/14/22

 $

 2,389,493

 1,097,250

 5.00

 SFR Group SA, USD TLB-7 Loan, 1/31/24

 1,099,993

 843,306

 4.00

 Syniverse Holdings, Inc., Initial Term Loan, 4/23/19

 682,024

 1,344,420

 4.00

 Syniverse Holdings, Inc., Tranche B Term Loan, 4/23/19

 1,087,300

 447,750

 3.50

 T-Mobile USA, Inc., Senior Lien Term Loan, 11/3/22

 451,038

 $

 5,709,848

 Total Telecommunication Services

 $

 18,005,407

 Utilities - 3.1%

 Electric Utilities - 1.3%

 2,653,373

 5.63

 APLP Holdings LP, Term Loan, 4/12/23

 $

 2,658,349

 2,570,500

 3.00

 Calpine Construction Finance Co. LP, Term B-1 Loan, 5/3/20

 2,539,173

 311,829

 5.00

 Texas Competitive Electric Holding, Term Loan (First Lien), 7/27/23

 313,291

 1,367,251

 5.00

 Texas Competitive Electric Holding, Term Loan (First Lien), 7/27/23

 1,373,661

 679,080

 3.75

 Texas Competitive Electric Holdings Co LLC, DIP Term Loan, 11/7/16

 680,495

 1,290,706

 5.50

 TPF II Power, LLC, Term Loan, 10/2/21

 1,298,773

 $

 8,863,742

 Multi-Utilities - 0.1%

 1,000,000

 5.25

 EFS Cogen Holdings I LLC, Term B Advance, 6/28/23

 $

 1,003,750

 Water Utilities - 0.3%

 1,706,250

 4.75

 WTG Holdings III Corp., Term Loan (First Lien), 12/12/20

 $

 1,716,914

 Independent Power Producers & Energy Traders - 1.4%

 1,381,050

 3.50

 Calpine Corp., Term Loan, 5/28/22

 $

 1,378,568

 1,000,000

 4.64

 Dynegy, Inc., Term Loan, 6/27/23

 1,001,354

 1,193,846

 4.00

 Dynegy, Inc., Tranche B-2 Term Loan, 4/23/20

 1,192,478

 2,027,942

 3.50

 NRG Energy, Inc., Term Loan, 6/30/23

 2,025,197

 3,068,025

 5.25

 NSG Holdings LLC, New Term Loan, 12/11/19

 3,060,355

 935,109

 7.00

 TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22

 921,082

 $

 9,579,034

 Total Utilities

 $

 21,163,440

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $585,646,236)

 $

 580,640,816

 PREFERRED STOCKS - 0.1%

 Banks - 0.1%

 Diversified Banks - 0.1%

 18,434

 7.01

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 482,786

 Total Banks

 $

 482,786

 Diversified Financials - 0.0% †

 Consumer Finance - 0.0% †

 10,902

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 277,129

 Total Diversified Financials

 $

 277,129

 TOTAL PREFERRED STOCKS

 (Cost $801,408)

 $

 759,915

 Shares

 COMMON STOCKS - 0.1%

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 32

 IAP Worldwide Services, Inc.

 $

 42,996

 Total Commercial Services & Supplies

 $

 42,996

 Consumer Services - 0.1%

 Education Services - 0.1%

 26,266

 Cengage Learning Holdings II, Inc.

 $

 639,144

 Total Consumer Services

 $

 639,144

 Retailing - 0.0% †

 Computer & Electronics Retail - 0.0% †

 54,675

 Targus Cayman SubCo., Ltd. (f)

 $

 191,362

 Total Retailing

 $

 191,362

 TOTAL COMMON STOCKS

 (Cost $1,219,826)

 $

 873,502

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.2%

 Banks - 0.1%

 Thrifts & Mortgage Finance - 0.1%

 500,000

 2.08

 KKR Financial CLO 2007-1, Ltd., Floating Rate Note, 5/15/21 (144A)

 $

 499,501

 Total Banks

 $

 499,501

 Real Estate - 0.1%

 Real Estate Services - 0.1%

 1,000,000

 3.74

 Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)

 $

 1,009,671

 Total Real Estate

 $

 1,009,671

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,450,332)

 $

 1,509,172

 COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%

 Banks - 0.7%

 Thrifts & Mortgage Finance - 0.7%

 1,000,000

 2.42

 BHMS 2014-ATLS Mortgage Trust REMICS, Floating Rate Note, 7/8/33 (144A)

 $

 984,135

 1,000,000

 2.98

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 989,342

 1,000,000

 3.78

 Citigroup Commercial Mortgage Trust 2015-SHP2, Floating Rate Note, 7/15/27 (144A)

 985,724

 1,000,000

 4.38

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 964,466

 1,000,000

 2.73

 JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO, Floating Rate Note, 1/15/32 (144A)

 999,055

 $

 4,922,722

 Total Banks

 $

 4,922,722

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 326,024

 4.49

 Velocity Commercial Capital Loan Trust 2011-1, Floating Rate Note, 8/25/40 (144A)

 $

 341,307

 Total Diversified Financials

 $

 341,307

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $5,200,723)

 $

 5,264,029

 CORPORATE BONDS - 6.8%

 Energy - 0.7%

 Oil & Gas Exploration & Production - 0.5%

 1,000,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 $

 1,007,500

 500,000

 Memorial Resource Development Corp., 5.875%, 7/1/22

 500,105

 1,000,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 872,500

 800,000

 WPX Energy, Inc., 7.5%, 8/1/20

 788,000

 $

 3,168,105

 Oil & Gas Storage & Transportation - 0.2%

 1,405,000

 NuStar Logistics LP, 6.75%, 2/1/21

 $

 1,464,712

 Total Energy

 $

 4,632,817

 Materials - 0.7%

 Commodity Chemicals - 0.1%

 610,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 $

 558,150

 Specialty Chemicals - 0.1%

 900,000

 INEOS Group Holdings SA, 5.875%, 2/15/19 (144A)

 $

 924,750

 Construction Materials - 0.0% †

 94,000

 Cemex SAB de CV, 5.875%, 3/25/19 (144A)

 $

 96,692

 Metal & Glass Containers - 0.3%

 1,000,000

 Ardagh Group, 3.876%, 5/15/21

 $

 1,011,250

 1,150,000

 4.14

 Reynolds Group Issuer, Inc., Floating Rate Note, 7/15/21 (144A)

 1,158,625

 $

 2,169,875

 Aluminum - 0.1%

 350,000

 Constellium NV, 7.875%, 4/1/21 (144A)

 $

 366,625

 Paper Products - 0.1%

 795,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 651,900

 Total Materials

 $

 4,767,992

 Capital Goods - 0.1%

 Construction & Engineering - 0.1%

 750,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 718,125

 Total Capital Goods

 $

 718,125

 Transportation - 0.1%

 Airlines - 0.1%

 500,000

 Air Canada 2013-1 Class C Pass Through Trust, 6.625%, 5/15/18 (144A)

 $

 516,250

 Total Transportation

 $

 516,250

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.1%

 1,000,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $

 987,500

 Total Automobiles & Components

 $

 987,500

 Media - 0.1%

 Advertising - 0.0% †

 370,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 357,975

 Cable & Satellite - 0.1%

 540,000

 Virgin Media Secured Finance Plc, 5.375%, 4/15/21 (144A)

 $

 561,600

 Total Media

 $

 919,575

 Retailing - 0.1%

 Specialty Stores - 0.1%

 660,000

 Outerwall, Inc., 6.0%, 3/15/19

 $

 664,950

 Total Retailing

 $

 664,950

 Health Care Equipment & Services - 0.8%

 Health Care Services - 0.1%

 510,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 $

 531,032

 Health Care Facilities - 0.4%

 302,000

 CHS, 5.125%, 8/15/18

 $

 305,586

 1,500,000

 CHS, 6.875%, 2/1/22

 1,290,000

 1,000,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 930,000

 $

 2,525,586

 Managed Health Care - 0.3%

 1,000,000

 Centene Corp., 5.625%, 2/15/21

 $

 1,056,250

 1,000,000

 Molina Healthcare, Inc., 5.375%, 11/15/22 (144A)

 1,020,000

 $

 2,076,250

 Total Health Care Equipment & Services

 $

 5,132,868

 Banks - 0.6%

 Diversified Banks - 0.6%

 1,000,000

 6.30

 Bank of America Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 1,089,687

 1,550,000

 7.62

 BNP Paribas SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 1,610,450

 105,000

 5.95

 Citigroup, Inc., Floating Rate Note (Perpetual)

 107,661

 1,000,000

 5.90

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 1,026,250

 75,000

 6.25

 Citigroup, Inc., Floating Rate Note, 12/31/49 (Perpetual)

 80,812

 $

 3,914,860

 Total Banks

 $

 3,914,860

 Diversified Financials - 0.5%

 Specialized Finance - 0.1%

 615,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 $

 590,400

 Consumer Finance - 0.2%

 1,000,000

 5.55

 Capital One Financial Corp., Floating Rate Note, 12/31/49 (Perpetual)

 $

 1,014,250

 Investment Banking & Brokerage - 0.2%

 1,500,000

 2.43

 The Goldman Sachs Group, Inc., Floating Rate Note, 2/25/21

 $

 1,508,782

 Total Diversified Financials

 $

 3,113,432

 Insurance - 1.4%

 Reinsurance - 1.4%

 500,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 514,400

 500,000

 3.84

 Atlas IX Capital DAC, Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 508,400

 600,000

 Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (d) (e)

 617,880

 250,000

 6.85

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 253,950

 600,000

 Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (d) (e)

 621,120

 350,000

 Gleneagles Segregated Account (KANE SAC Ltd), Variable Rate Notes, 11/30/20 (d) (e)

 366,485

 600,000

 Gullane Segregated Account (KANE SAC Ltd.), Variable Rate Note 11/30/20 (d) (e)

 638,220

 500,000

 6.87

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19  (144A)

 507,950

 250,000

 9.46

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (144A)

 256,375

 650,000

 5.00

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 649,350

 250,000

 Madison Re. Variable Rate Notes, 3/31/19 (d) (e)

 254,425

 250,000

 Pangaea Re, Variable Rate Notes, 12/20/16 (d) (e)

 232,075

 600,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (d) (e)

 614,220

 500,000

 4.61

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 503,200

 250,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (d) (e)

 228,625

 250,000

 5.76

 Queen Street IX Re, Ltd., Floating Rate Note, 6/8/17 (Cat Bond) (144A)

 248,700

 250,000

 9.52

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 254,950

 250,000

 7.25

 Residential Reinsurance 2015, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 248,425

 350,000

 Resilience Re, Ltd., 4/7/17 (Cat Bond) (d) (e)

 324,100

 300,000

 Resilience Re, Ltd., 6/12/17 (Cat Bond) (d) (e)

 284,310

 500,000

 3.76

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 496,600

 500,000

 4.03

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 497,500

 600,000

 St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (d) (e)

 619,020

 $

 9,740,280

 Total Insurance

 $

 9,740,280

 Software & Services - 0.2%

 Internet Software & Services - 0.2%

 1,295,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 $

 1,352,472

 Total Software & Services

 $

 1,352,472

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductors - 0.1%

 750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 671,250

 Total Semiconductors & Semiconductor Equipment

 $

 671,250

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.9%

 2,500,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 2,668,750

 1,246,000

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 1,291,168

 2,100,000

 Frontier Communications Corp., 8.5%, 4/15/20

 2,259,600

 $

 6,219,518

 Wireless Telecommunication Services - 0.1%

 500,000

 Intelsat Jackson Holdings SA, 8.0%, 2/15/24 (144A)

 $

 477,500

 Total Telecommunication Services

 $

 6,697,018

 Utilities - 0.3%

 Gas Utilities - 0.0% †

 250,000

 Ferrellgas LP, 6.5%, 5/1/21

 $

 227,500

 Independent Power Producers & Energy Traders - 0.3%

 1,650,000

 NRG Energy, Inc., 6.25%, 7/15/22

 $

 1,658,250

 375,000

 Star Energy Geothermal Wayang Windu, Ltd., 6.125%, 3/27/20 (144A)

 391,406

 $

 2,049,656

 Total Utilities

 $

 2,277,156

 TOTAL CORPORATE BONDS

 (Cost $45,444,904)

 $

 46,106,545

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%

 6,000,000

 0.53

 Federal Farm Credit Banks, Floating Rate Note, 9/19/16

 $

 6,000,264

 3,365,000

 0.49

 U.S. Treasury Note, Floating Rate Note, 10/31/17

 3,368,631

 19,905,000

 0.59

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 19,949,707

 32,815,000

 0.51

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 32,851,096

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $62,142,778)

 $

 62,169,698

 Shares

 MUTUAL FUNDS - 0.6%

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 36,000

 iShares iBoxx $ High Yield Corporate Bond ETF

 $

 3,074,760

 50,000

 PowerShares Senior Loan Portfolio

 1,160,000

 $

 4,234,760

 Total Diversified Financials

 $

 4,234,760

 TOTAL MUTUAL FUNDS

 (Cost $4,085,668)

 $

 4,234,760

 TOTAL INVESTMENT IN SECURITIES - 103.4%

 (Cost $705,991,874) (a)

 $

 701,558,437

 OTHER ASSETS & LIABILITIES - (3.4)%

 $

 (23,376,515)

 TOTAL NET ASSETS - 100.0%

 $

 678,181,922

 †

 Amount rounds to less than 0.1%.

 (Cat Bond)

 Catastrophe or event-linked bond. At July 31, 2016, the value of these securities amounted to $4,783,885 or 0.7% of total net assets.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2016, the value of these securities amounted to

$21,942,806 or 3.2% of total net assets.

 REIT

 Real Estate Investment Trust.

 (Perpetual)

 Security with no stated maturity date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At July 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $706,173,078 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

             5,117,749

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (9,732,390)

 Net unrealized depreciation

 $

           (4,614,641)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is in default.

 (d)

 Structured reinsurance investment. At July 31, 2016, the value of these securities amounted to $4,800,480 or 0.7% of total net assets.

 (e)

 Rate to be determined.

 (f)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid (Received)

 Unrealized Appreciation

         1,347,500

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 6/20/20

  $                 81,115

  $                     2,621

         3,000,000

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

 1.00%

 B+

 12/20/20

                     (6,531)

                       33,451

         1,514,700

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/20

                   (14,405)

                       85,217

  $               60,179

  $                121,289

      (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

      (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of July 31, 2016, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

  $            759,915

  $                     -

  $                 -

  $               759,915

 Common Stocks

   Retailing

     Computer & Electronics Retail

                         -

                           -

            191,362

                   191,362

   All Other Common Stocks

                         -

                 682,140

                      -

                   682,140

 Asset Backed Securities

                         -

               1,509,172

                      -

                 1,509,172

 Collateralized Mortgage Obligations

                         -

               5,264,029

                      -

                 5,264,029

 Corporate Bonds

   Insurance

     Reinsurance

                         -

               4,939,800

          4,800,480

                 9,740,280

   All Other Corporate Bonds

                         -

             36,366,265

                      -

               36,366,265

 U.S. Government and Agency Obligations

                         -

             62,169,698

                      -

               62,169,698

 Senior Floating Rate Loan Interests

   Retailing

     Computer & Electronics Retail

                         -

                           -

            231,442

                   231,442

   All Other Senior Floating Rate Loan Interests

                         -

           580,409,374

                      -

             580,409,374

 Mutual Funds

             4,234,760

                           -

                      -

                 4,234,760

 Total

  $       4,994,675

  $    691,340,478

  $    5,223,284

  $      701,558,437

 Other Financial Instruments

 Level 1

 Level 2

 Level 3

 Total

 Net unrealized appreciation on index credit default swap contracts

  $                      -

  $             121,289

  $                   -

  $               121,289

 Total Other Financial Instruments

 #

  $                     -

  $           121,289

  $                  -

  $             121,289

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

  Common

 Stocks

  Corporate Bonds

 Senior Floating Rate Notes

 Total

 Balance as of 10/31/15

  $                    -

  $             596,223

  $                 -

  $               596,223

 Realized gain (loss)

                       -

                         -

                    -

                           -

 Change in unrealized appreciation (depreciation)1

                       -

                   97,234

                    -

                     97,234

 Purchases

               191,362

               4,655,123

            231,442

                 5,077,927

 Sales

                       -

                (548,100)

                    -

                  (548,100)

 Transfers in to Level 3*

                       -

                         -

                    -

                           -

 Transfers out of Level 3*

                       -

                         -

                    -

                           -

 Transfers in and out of Level 3 activity

                       -

                         -

                    -

                           -

 Balance as of 7/31/16

  $          191,362

  $        4,800,480

  $       231,442

  $          5,223,284

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 7/31/16

  $            145,357

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust VI By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 28, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 28, 2016 * Print the name and title of each signing officer under his or her signature.